Leases - Right of use assets related to leased properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance	$ 288	$ 156
Depreciation	(299)	(127)	$ (124)
Additions	1,072	265
Derecognition	(248)	(256)
Derecognition - accumulated depreciation	248	256
Foreign currency movement	28	(6)
Balance		$ 288	$ 156
Balance	$ 1,089